TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at January 1	$ 771
Increase in uncertain tax positions for the current year	723	771
Balance at December 31	$ 1,494	$ 771